Equity - Schedule of allotted and fully paid share capital (Details) - GBP (£) £ in Millions, shares in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reserves within equity [abstract]
Number of shares (in shares)	2,498	2,559	2,562
Nominal value	£ 723	£ 741	£ 742